Shareholder Report	12 Months Ended
	Jan. 31, 2026 USD ($) Holding	Jan. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000136710
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	A
Trading Symbol	AGUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.34%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 13.77% (with sales charges) and 19.46% (without sales charges) for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$9,523	$10,000	$10,000
02/2016	$9,594	$10,096	$10,191
03/2016	$9,947	$10,179	$10,523
04/2016	$10,244	$10,197	$10,710
05/2016	$10,246	$10,240	$10,691
06/2016	$10,328	$10,435	$11,051
07/2016	$10,513	$10,497	$11,250
08/2016	$10,781	$10,492	$11,452
09/2016	$10,950	$10,490	$11,498
10/2016	$10,970	$10,389	$11,355
11/2016	$10,802	$10,217	$10,891
12/2016	$10,883	$10,245	$11,035
01/2017	$10,985	$10,208	$11,195
02/2017	$11,315	$10,295	$11,419
03/2017	$11,433	$10,290	$11,462
04/2017	$11,678	$10,360	$11,633
05/2017	$11,818	$10,421	$11,736
06/2017	$11,873	$10,391	$11,719
07/2017	$11,971	$10,426	$11,817
08/2017	$12,070	$10,521	$12,026
09/2017	$12,222	$10,472	$12,028
10/2017	$12,291	$10,516	$12,072
11/2017	$12,403	$10,532	$12,078
12/2017	$12,496	$10,556	$12,167
01/2018	$12,676	$10,481	$12,162
02/2018	$12,642	$10,457	$11,920
03/2018	$12,712	$10,544	$11,955
04/2018	$12,690	$10,504	$11,781
05/2018	$12,442	$10,544	$11,670
06/2018	$12,264	$10,563	$11,531
07/2018	$12,448	$10,566	$11,826
08/2018	$12,082	$10,599	$11,621
09/2018	$11,991	$10,558	$11,797
10/2018	$12,011	$10,538	$11,543
11/2018	$11,957	$10,589	$11,494
12/2018	$12,038	$10,742	$11,649
01/2019	$12,411	$10,856	$12,163
02/2019	$12,528	$10,869	$12,284
03/2019	$12,601	$11,064	$12,459
04/2019	$12,675	$11,070	$12,489
05/2019	$12,666	$11,229	$12,540
06/2019	$13,017	$11,387	$12,967
07/2019	$13,233	$11,477	$13,124
08/2019	$12,985	$11,737	$13,222
09/2019	$13,105	$11,682	$13,162
10/2019	$13,203	$11,662	$13,199
11/2019	$13,216	$11,649	$13,136
12/2019	$13,623	$11,625	$13,400
01/2020	$13,747	$11,834	$13,604
02/2020	$13,662	$11,979	$13,473
03/2020	$11,647	$11,793	$11,607
04/2020	$11,736	$11,984	$11,868
05/2020	$12,475	$12,018	$12,588
06/2020	$12,931	$12,078	$13,030
07/2020	$13,263	$12,210	$13,514
08/2020	$13,430	$12,121	$13,583
09/2020	$13,139	$12,165	$13,332
10/2020	$13,130	$12,166	$13,328
11/2020	$13,596	$12,236	$13,842
12/2020	$13,903	$12,273	$14,105
01/2021	$13,936	$12,208	$13,952
02/2021	$13,997	$12,018	$13,596
03/2021	$13,938	$11,970	$13,465
04/2021	$14,353	$12,002	$13,763
05/2021	$14,531	$12,028	$13,909
06/2021	$14,589	$12,087	$14,011
07/2021	$14,682	$12,237	$14,070
08/2021	$15,115	$12,213	$14,208
09/2021	$15,011	$12,097	$13,913
10/2021	$14,914	$12,066	$13,916
11/2021	$14,524	$12,152	$13,660
12/2021	$14,840	$12,103	$13,852
01/2022	$14,696	$11,912	$13,458
02/2022	$14,229	$11,754	$12,577
03/2022	$13,735	$11,501	$12,464
04/2022	$13,673	$11,192	$11,767
05/2022	$13,490	$11,176	$11,770
06/2022	$12,671	$11,007	$11,038
07/2022	$12,466	$11,287	$11,358
08/2022	$12,657	$10,992	$11,250
09/2022	$12,106	$10,639	$10,534
10/2022	$12,181	$10,603	$10,550
11/2022	$13,010	$10,873	$11,351
12/2022	$13,137	$10,745	$11,388
01/2023	$13,569	$10,992	$11,749
02/2023	$13,444	$10,817	$11,490
03/2023	$13,237	$11,057	$11,600
04/2023	$13,299	$11,114	$11,662
05/2023	$13,489	$11,070	$11,595
06/2023	$13,981	$11,063	$11,854
07/2023	$14,350	$11,067	$12,081
08/2023	$14,034	$11,053	$11,899
09/2023	$13,952	$10,862	$11,589
10/2023	$13,968	$10,785	$11,432
11/2023	$14,420	$11,156	$12,080
12/2023	$14,815	$11,513	$12,651
01/2024	$14,923	$11,490	$12,522
02/2024	$15,321	$11,411	$12,645
03/2024	$15,871	$11,514	$12,909
04/2024	$15,857	$11,329	$12,641
05/2024	$15,953	$11,429	$12,869
06/2024	$15,963	$11,528	$12,948
07/2024	$16,069	$11,751	$13,190
08/2024	$16,336	$11,880	$13,496
09/2024	$16,588	$12,017	$13,745
10/2024	$16,789	$11,855	$13,509
11/2024	$16,994	$11,996	$13,670
12/2024	$17,119	$11,904	$13,478
01/2025	$17,483	$11,950	$13,672
02/2025	$17,584	$12,094	$13,887
03/2025	$17,435	$12,043	$13,781
04/2025	$17,363	$12,162	$13,750
05/2025	$17,886	$12,122	$13,904
06/2025	$18,392	$12,238	$14,239
07/2025	$18,720	$12,228	$14,420
08/2025	$18,888	$12,295	$14,654
09/2025	$19,194	$12,385	$14,915
10/2025	$19,791	$12,483	$15,233
11/2025	$19,928	$12,509	$15,296
12/2025	$20,322	$12,483	$15,406
01/2026	$20,886	$12,513	$15,511

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	19.46%	8.43%	8.17%
Class A with Maximum Sales Charge - 4.75%Footnote Reference1	13.77%	7.37%	7.64%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jan. 31, 2025
AssetsNet	$ 1,689,197,853
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 8,775,118
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since January 31, 2025.
C000136711
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	C
Trading Symbol	AGECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	2.07%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 17.58% (with sales charges) and 18.58% (without sales charges) for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$10,000	$10,000	$10,000
02/2016	$10,069	$10,096	$10,191
03/2016	$10,428	$10,179	$10,523
04/2016	$10,721	$10,197	$10,710
05/2016	$10,729	$10,240	$10,691
06/2016	$10,808	$10,435	$11,051
07/2016	$10,997	$10,497	$11,250
08/2016	$11,273	$10,492	$11,452
09/2016	$11,448	$10,490	$11,498
10/2016	$11,465	$10,389	$11,355
11/2016	$11,281	$10,217	$10,891
12/2016	$11,364	$10,245	$11,035
01/2017	$11,449	$10,208	$11,195
02/2017	$11,797	$10,295	$11,419
03/2017	$11,914	$10,290	$11,462
04/2017	$12,163	$10,360	$11,633
05/2017	$12,287	$10,421	$11,736
06/2017	$12,350	$10,391	$11,719
07/2017	$12,433	$10,426	$11,817
08/2017	$12,528	$10,521	$12,026
09/2017	$12,679	$10,472	$12,028
10/2017	$12,746	$10,516	$12,072
11/2017	$12,857	$10,532	$12,078
12/2017	$12,947	$10,556	$12,167
01/2018	$13,113	$10,481	$12,162
02/2018	$13,070	$10,457	$11,920
03/2018	$13,136	$10,544	$11,955
04/2018	$13,105	$10,504	$11,781
05/2018	$12,840	$10,544	$11,670
06/2018	$12,663	$10,563	$11,531
07/2018	$12,847	$10,566	$11,826
08/2018	$12,462	$10,599	$11,621
09/2018	$12,360	$10,558	$11,797
10/2018	$12,360	$10,538	$11,543
11/2018	$12,295	$10,589	$11,494
12/2018	$12,383	$10,742	$11,649
01/2019	$12,768	$10,856	$12,163
02/2019	$12,898	$10,869	$12,284
03/2019	$12,951	$11,064	$12,459
04/2019	$13,019	$11,070	$12,489
05/2019	$13,002	$11,229	$12,540
06/2019	$13,351	$11,387	$12,967
07/2019	$13,552	$11,477	$13,124
08/2019	$13,292	$11,737	$13,222
09/2019	$13,406	$11,682	$13,162
10/2019	$13,501	$11,662	$13,199
11/2019	$13,509	$11,649	$13,136
12/2019	$13,909	$11,625	$13,400
01/2020	$14,037	$11,834	$13,604
02/2020	$13,937	$11,979	$13,473
03/2020	$11,882	$11,793	$11,607
04/2020	$11,966	$11,984	$11,868
05/2020	$12,715	$12,018	$12,588
06/2020	$13,192	$12,078	$13,030
07/2020	$13,496	$12,210	$13,514
08/2020	$13,656	$12,121	$13,583
09/2020	$13,350	$12,165	$13,332
10/2020	$13,335	$12,166	$13,328
11/2020	$13,804	$12,236	$13,842
12/2020	$14,120	$12,273	$14,105
01/2021	$14,154	$12,208	$13,952
02/2021	$14,194	$12,018	$13,596
03/2021	$14,126	$11,970	$13,465
04/2021	$14,541	$12,002	$13,763
05/2021	$14,713	$12,028	$13,909
06/2021	$14,763	$12,087	$14,011
07/2021	$14,847	$12,237	$14,070
08/2021	$15,277	$12,213	$14,208
09/2021	$15,162	$12,097	$13,913
10/2021	$15,054	$12,066	$13,916
11/2021	$14,648	$12,152	$13,660
12/2021	$14,948	$12,103	$13,852
01/2022	$14,802	$11,912	$13,458
02/2022	$14,320	$11,754	$12,577
03/2022	$13,812	$11,501	$12,464
04/2022	$13,741	$11,192	$11,767
05/2022	$13,566	$11,176	$11,770
06/2022	$12,712	$11,007	$11,038
07/2022	$12,496	$11,287	$11,358
08/2022	$12,681	$10,992	$11,250
09/2022	$12,136	$10,639	$10,534
10/2022	$12,185	$10,603	$10,550
11/2022	$13,011	$10,873	$11,351
12/2022	$13,144	$10,745	$11,388
01/2023	$13,557	$10,992	$11,749
02/2023	$13,424	$10,817	$11,490
03/2023	$13,208	$11,057	$11,600
04/2023	$13,282	$11,114	$11,662
05/2023	$13,445	$11,070	$11,595
06/2023	$13,930	$11,063	$11,854
07/2023	$14,292	$11,067	$12,081
08/2023	$13,967	$11,053	$11,899
09/2023	$13,898	$10,862	$11,589
10/2023	$13,884	$10,785	$11,432
11/2023	$14,327	$11,156	$12,080
12/2023	$14,705	$11,513	$12,651
01/2024	$14,813	$11,490	$12,522
02/2024	$15,179	$11,411	$12,645
03/2024	$15,740	$11,514	$12,909
04/2024	$15,695	$11,329	$12,641
05/2024	$15,781	$11,429	$12,869
06/2024	$15,804	$11,528	$12,948
07/2024	$15,899	$11,751	$13,190
08/2024	$16,132	$11,880	$13,496
09/2024	$16,372	$12,017	$13,745
10/2024	$16,561	$11,855	$13,509
11/2024	$16,755	$11,996	$13,670
12/2024	$16,882	$11,904	$13,478
01/2025	$17,219	$11,950	$13,672
02/2025	$17,308	$12,094	$13,887
03/2025	$17,175	$12,043	$13,781
04/2025	$17,070	$12,162	$13,750
05/2025	$17,576	$12,122	$13,904
06/2025	$18,066	$12,238	$14,239
07/2025	$18,355	$12,228	$14,420
08/2025	$18,535	$12,295	$14,654
09/2025	$18,826	$12,385	$14,915
10/2025	$19,377	$12,483	$15,233
11/2025	$19,500	$12,509	$15,296
12/2025	$19,890	$12,483	$15,406
01/2026	$20,420	$12,513	$15,511

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	18.58%	7.61%	7.40%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	17.58%	7.61%	7.40%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jan. 31, 2025
AssetsNet	$ 1,689,197,853
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 8,775,118
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since January 31, 2025.
C000136713
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Investor
Trading Symbol	AGEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$143	1.31%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 19.52% for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$10,000	$10,000	$10,000
02/2016	$10,075	$10,096	$10,191
03/2016	$10,446	$10,179	$10,523
04/2016	$10,758	$10,197	$10,710
05/2016	$10,760	$10,240	$10,691
06/2016	$10,845	$10,435	$11,051
07/2016	$11,040	$10,497	$11,250
08/2016	$11,322	$10,492	$11,452
09/2016	$11,500	$10,490	$11,498
10/2016	$11,521	$10,389	$11,355
11/2016	$11,345	$10,217	$10,891
12/2016	$11,435	$10,245	$11,035
01/2017	$11,528	$10,208	$11,195
02/2017	$11,886	$10,295	$11,419
03/2017	$12,011	$10,290	$11,462
04/2017	$12,271	$10,360	$11,633
05/2017	$12,406	$10,421	$11,736
06/2017	$12,478	$10,391	$11,719
07/2017	$12,571	$10,426	$11,817
08/2017	$12,676	$10,521	$12,026
09/2017	$12,833	$10,472	$12,028
10/2017	$12,905	$10,516	$12,072
11/2017	$13,023	$10,532	$12,078
12/2017	$13,137	$10,556	$12,167
01/2018	$13,312	$10,481	$12,162
02/2018	$13,289	$10,457	$11,920
03/2018	$13,365	$10,544	$11,955
04/2018	$13,345	$10,504	$11,781
05/2018	$13,073	$10,544	$11,670
06/2018	$12,903	$10,563	$11,531
07/2018	$13,099	$10,566	$11,826
08/2018	$12,716	$10,599	$11,621
09/2018	$12,622	$10,558	$11,797
10/2018	$12,630	$10,538	$11,543
11/2018	$12,574	$10,589	$11,494
12/2018	$12,675	$10,742	$11,649
01/2019	$13,067	$10,856	$12,163
02/2019	$13,207	$10,869	$12,284
03/2019	$13,269	$11,064	$12,459
04/2019	$13,346	$11,070	$12,489
05/2019	$13,337	$11,229	$12,540
06/2019	$13,702	$11,387	$12,967
07/2019	$13,915	$11,477	$13,124
08/2019	$13,671	$11,737	$13,222
09/2019	$13,798	$11,682	$13,162
10/2019	$13,890	$11,662	$13,199
11/2019	$13,923	$11,649	$13,136
12/2019	$14,335	$11,625	$13,400
01/2020	$14,466	$11,834	$13,604
02/2020	$14,389	$11,979	$13,473
03/2020	$12,267	$11,793	$11,607
04/2020	$12,362	$11,984	$11,868
05/2020	$13,141	$12,018	$12,588
06/2020	$13,639	$12,078	$13,030
07/2020	$13,961	$12,210	$13,514
08/2020	$14,151	$12,121	$13,583
09/2020	$13,843	$12,165	$13,332
10/2020	$13,836	$12,166	$13,328
11/2020	$14,330	$12,236	$13,842
12/2020	$14,657	$12,273	$14,105
01/2021	$14,692	$12,208	$13,952
02/2021	$14,760	$12,018	$13,596
03/2021	$14,681	$11,970	$13,465
04/2021	$15,138	$12,002	$13,763
05/2021	$15,326	$12,028	$13,909
06/2021	$15,387	$12,087	$14,011
07/2021	$15,484	$12,237	$14,070
08/2021	$15,940	$12,213	$14,208
09/2021	$15,812	$12,097	$13,913
10/2021	$15,709	$12,066	$13,916
11/2021	$15,297	$12,152	$13,660
12/2021	$15,629	$12,103	$13,852
01/2022	$15,496	$11,912	$13,458
02/2022	$15,003	$11,754	$12,577
03/2022	$14,482	$11,501	$12,464
04/2022	$14,397	$11,192	$11,767
05/2022	$14,223	$11,176	$11,770
06/2022	$13,340	$11,007	$11,038
07/2022	$13,123	$11,287	$11,358
08/2022	$13,325	$10,992	$11,250
09/2022	$12,743	$10,639	$10,534
10/2022	$12,822	$10,603	$10,550
11/2022	$13,696	$10,873	$11,351
12/2022	$13,831	$10,745	$11,388
01/2023	$14,286	$10,992	$11,749
02/2023	$14,155	$10,817	$11,490
03/2023	$13,936	$11,057	$11,600
04/2023	$14,022	$11,114	$11,662
05/2023	$14,203	$11,070	$11,595
06/2023	$14,723	$11,063	$11,854
07/2023	$15,134	$11,067	$12,081
08/2023	$14,802	$11,053	$11,899
09/2023	$14,716	$10,862	$11,589
10/2023	$14,711	$10,785	$11,432
11/2023	$15,187	$11,156	$12,080
12/2023	$15,605	$11,513	$12,651
01/2024	$15,741	$11,490	$12,522
02/2024	$16,138	$11,411	$12,645
03/2024	$16,718	$11,514	$12,909
04/2024	$16,704	$11,329	$12,641
05/2024	$16,805	$11,429	$12,869
06/2024	$16,816	$11,528	$12,948
07/2024	$16,951	$11,751	$13,190
08/2024	$17,210	$11,880	$13,496
09/2024	$17,475	$12,017	$13,745
10/2024	$17,687	$11,855	$13,509
11/2024	$17,903	$11,996	$13,670
12/2024	$18,036	$11,904	$13,478
01/2025	$18,420	$11,950	$13,672
02/2025	$18,526	$12,094	$13,887
03/2025	$18,395	$12,043	$13,781
04/2025	$18,294	$12,162	$13,750
05/2025	$18,845	$12,122	$13,904
06/2025	$19,407	$12,238	$14,239
07/2025	$19,727	$12,228	$14,420
08/2025	$19,905	$12,295	$14,654
09/2025	$20,228	$12,385	$14,915
10/2025	$20,858	$12,483	$15,233
11/2025	$21,004	$12,509	$15,296
12/2025	$21,419	$12,483	$15,406
01/2026	$22,015	$12,513	$15,511

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	19.52%	8.42%	8.21%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jan. 31, 2025
AssetsNet	$ 1,689,197,853
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 8,775,118
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since January 31, 2025.
C000136712
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	R5
Trading Symbol	AGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 19.94% for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$250,000	$250,000	$250,000
02/2016	$251,942	$252,403	$254,766
03/2016	$261,218	$254,481	$263,086
04/2016	$269,110	$254,913	$267,745
05/2016	$269,257	$255,991	$267,267
06/2016	$271,494	$260,864	$276,281
07/2016	$276,433	$262,422	$281,256
08/2016	$283,567	$262,289	$286,291
09/2016	$288,119	$262,257	$287,446
10/2016	$289,048	$259,714	$283,878
11/2016	$284,419	$255,425	$272,263
12/2016	$286,738	$256,125	$275,884
01/2017	$289,454	$255,192	$279,864
02/2017	$298,128	$257,377	$285,473
03/2017	$301,646	$257,258	$286,550
04/2017	$308,221	$259,002	$290,820
05/2017	$311,672	$260,514	$293,389
06/2017	$313,547	$259,785	$292,974
07/2017	$315,943	$260,639	$295,430
08/2017	$318,649	$263,014	$300,660
09/2017	$323,110	$261,800	$300,692
10/2017	$325,022	$262,904	$301,808
11/2017	$327,749	$263,311	$301,960
12/2017	$330,665	$263,900	$304,178
01/2018	$335,539	$262,016	$304,047
02/2018	$334,364	$261,425	$297,999
03/2018	$336,670	$263,593	$298,870
04/2018	$336,198	$262,612	$294,523
05/2018	$329,381	$263,593	$291,755
06/2018	$325,159	$264,084	$288,279
07/2018	$330,150	$264,157	$295,646
08/2018	$320,589	$264,969	$290,529
09/2018	$318,272	$263,955	$294,923
10/2018	$318,545	$263,439	$288,563
11/2018	$317,557	$264,728	$287,344
12/2018	$319,963	$268,552	$291,220
01/2019	$330,235	$271,397	$304,069
02/2019	$333,490	$271,723	$307,102
03/2019	$335,523	$276,589	$311,467
04/2019	$337,568	$276,754	$312,225
05/2019	$337,382	$280,737	$313,508
06/2019	$346,692	$284,673	$324,163
07/2019	$352,158	$286,913	$328,100
08/2019	$345,693	$293,420	$330,548
09/2019	$348,996	$292,060	$329,042
10/2019	$351,710	$291,556	$329,967
11/2019	$352,628	$291,214	$328,397
12/2019	$363,254	$290,617	$335,006
01/2020	$366,575	$295,861	$340,112
02/2020	$364,725	$299,482	$336,824
03/2020	$311,083	$294,821	$290,178
04/2020	$313,583	$299,594	$296,695
05/2020	$332,984	$300,443	$314,699
06/2020	$345,722	$301,943	$325,758
07/2020	$354,395	$305,243	$337,851
08/2020	$358,851	$303,030	$339,587
09/2020	$351,162	$304,137	$333,301
10/2020	$351,518	$304,159	$333,202
11/2020	$364,148	$305,895	$346,054
12/2020	$372,661	$306,835	$352,624
01/2021	$373,557	$305,189	$348,797
02/2021	$375,397	$300,442	$339,892
03/2021	$373,489	$299,258	$336,618
04/2021	$385,201	$300,040	$344,077
05/2021	$390,077	$300,710	$347,727
06/2021	$391,739	$302,176	$350,278
07/2021	$394,299	$305,932	$351,738
08/2021	$406,022	$305,320	$355,189
09/2021	$402,870	$302,437	$347,826
10/2021	$400,813	$301,646	$347,911
11/2021	$390,445	$303,798	$341,511
12/2021	$398,620	$302,566	$346,291
01/2022	$395,230	$297,812	$336,441
02/2022	$382,785	$293,851	$314,415
03/2022	$369,593	$287,516	$311,588
04/2022	$367,546	$279,789	$294,168
05/2022	$363,209	$279,404	$294,246
06/2022	$340,771	$275,163	$275,962
07/2022	$335,350	$282,172	$283,939
08/2022	$340,569	$274,806	$281,256
09/2022	$325,810	$265,984	$263,359
10/2022	$327,935	$265,074	$263,759
11/2022	$350,324	$271,829	$283,783
12/2022	$353,957	$268,620	$284,711
01/2023	$365,580	$274,808	$293,729
02/2023	$362,337	$270,424	$287,245
03/2023	$356,835	$276,421	$290,012
04/2023	$359,127	$277,844	$291,553
05/2023	$363,837	$276,750	$289,881
06/2023	$377,234	$276,585	$296,351
07/2023	$387,864	$276,674	$302,013
08/2023	$379,467	$276,327	$297,471
09/2023	$377,373	$271,561	$289,732
10/2023	$377,359	$269,633	$285,809
11/2023	$389,678	$278,904	$301,996
12/2023	$400,546	$287,817	$316,286
01/2024	$404,045	$287,253	$313,055
02/2024	$414,335	$285,282	$316,116
03/2024	$429,896	$287,855	$322,724
04/2024	$429,050	$283,220	$316,024
05/2024	$431,742	$285,726	$321,722
06/2024	$432,730	$288,206	$323,702
07/2024	$435,696	$293,773	$329,751
08/2024	$442,446	$296,990	$337,394
09/2024	$449,381	$300,437	$343,623
10/2024	$455,527	$296,371	$337,720
11/2024	$460,574	$299,892	$341,738
12/2024	$464,171	$297,591	$336,962
01/2025	$474,047	$298,744	$341,806
02/2025	$476,892	$302,341	$347,167
03/2025	$473,624	$301,079	$344,520
04/2025	$471,803	$304,043	$343,754
05/2025	$486,098	$303,038	$347,588
06/2025	$499,939	$305,940	$355,976
07/2025	$508,281	$305,695	$360,490
08/2025	$513,657	$307,371	$366,361
09/2025	$522,113	$309,635	$372,885
10/2025	$538,430	$312,079	$380,818
11/2025	$541,594	$312,735	$382,392
12/2025	$553,237	$312,065	$385,145
01/2026	$568,585	$312,819	$387,767

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	19.94%	8.76%	8.56%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jan. 31, 2025
AssetsNet	$ 1,689,197,853
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 8,775,118
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since January 31, 2025.
C000136714
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Y
Trading Symbol	AGEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 19.75% for the twelve months ended January 31, 2026, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 4.71% and the JPMorgan EMBI Global Diversified Index return of 13.45%.

• Developing market debt benefited from easing global monetary conditions over the period, supported by U.S. dollar weakness and the Federal Reserve’s resumption of rate cuts in the second half, while geopolitical and trade‑policy risks were largely concentrated in developed markets.

• The Fund’s diversified strategy across local‑ and hard‑currency developing market debt, informed by a combination of top‑down macro views and bottom‑up country analysis, was strong during the period.

• Positive absolute contribution to performance was driven by country exposures, with positions in Zambia, Egypt, Nigeria, Ghana, and Kenya among the largest contributors, while exposure to Senegal detracted during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
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	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan EMBI Global Diversified Index
01/2016	$100,000	$100,000	$100,000
02/2016	$100,765	$100,961	$101,906
03/2016	$104,471	$101,792	$105,234
04/2016	$107,614	$101,965	$107,098
05/2016	$107,663	$102,396	$106,907
06/2016	$108,550	$104,346	$110,513
07/2016	$110,516	$104,969	$112,502
08/2016	$113,354	$104,915	$114,517
09/2016	$115,165	$104,903	$114,979
10/2016	$115,400	$103,886	$113,551
11/2016	$113,670	$102,170	$108,905
12/2016	$114,594	$102,450	$110,354
01/2017	$115,548	$102,077	$111,945
02/2017	$119,140	$102,951	$114,189
03/2017	$120,543	$102,903	$114,620
04/2017	$123,158	$103,601	$116,328
05/2017	$124,532	$104,206	$117,356
06/2017	$125,142	$103,914	$117,190
07/2017	$126,218	$104,255	$118,172
08/2017	$127,287	$105,206	$120,264
09/2017	$128,928	$104,720	$120,277
10/2017	$129,682	$105,162	$120,723
11/2017	$130,896	$105,325	$120,784
12/2017	$132,055	$105,560	$121,671
01/2018	$133,853	$104,807	$121,619
02/2018	$133,515	$104,570	$119,199
03/2018	$134,292	$105,437	$119,548
04/2018	$134,093	$105,045	$117,809
05/2018	$131,370	$105,437	$116,702
06/2018	$129,831	$105,634	$115,312
07/2018	$131,816	$105,663	$118,258
08/2018	$127,851	$105,987	$116,212
09/2018	$126,919	$105,582	$117,969
10/2018	$127,168	$105,376	$115,425
11/2018	$126,616	$105,891	$114,937
12/2018	$127,545	$107,421	$116,488
01/2019	$131,640	$108,559	$121,627
02/2019	$133,081	$108,689	$122,841
03/2019	$133,732	$110,636	$124,587
04/2019	$134,539	$110,702	$124,890
05/2019	$134,453	$112,295	$125,403
06/2019	$138,154	$113,869	$129,665
07/2019	$140,491	$114,765	$131,240
08/2019	$137,923	$117,368	$132,219
09/2019	$139,240	$116,824	$131,617
10/2019	$140,156	$116,622	$131,987
11/2019	$140,518	$116,485	$131,359
12/2019	$144,734	$116,247	$134,002
01/2020	$146,057	$118,344	$136,045
02/2020	$145,309	$119,793	$134,729
03/2020	$123,935	$117,929	$116,071
04/2020	$124,924	$119,838	$118,678
05/2020	$132,812	$120,177	$125,879
06/2020	$137,879	$120,777	$130,303
07/2020	$141,330	$122,097	$135,140
08/2020	$143,111	$121,212	$135,835
09/2020	$140,046	$121,655	$133,321
10/2020	$140,007	$121,664	$133,281
11/2020	$145,026	$122,358	$138,422
12/2020	$148,397	$122,734	$141,049
01/2021	$148,754	$122,076	$139,519
02/2021	$149,478	$120,177	$135,957
03/2021	$148,708	$119,703	$134,647
04/2021	$153,362	$120,016	$137,631
05/2021	$155,294	$120,284	$139,091
06/2021	$155,948	$120,871	$140,111
07/2021	$156,958	$122,373	$140,695
08/2021	$161,617	$122,128	$142,076
09/2021	$160,355	$120,975	$139,130
10/2021	$159,529	$120,658	$139,164
11/2021	$155,393	$121,519	$136,605
12/2021	$158,631	$121,026	$138,517
01/2022	$157,282	$119,125	$134,576
02/2022	$152,322	$117,540	$125,766
03/2022	$147,065	$115,006	$124,635
04/2022	$146,245	$111,916	$117,667
05/2022	$144,513	$111,761	$117,699
06/2022	$135,578	$110,065	$110,385
07/2022	$133,418	$112,869	$113,575
08/2022	$135,488	$109,922	$112,502
09/2022	$129,610	$106,394	$105,343
10/2022	$130,450	$106,029	$105,504
11/2022	$139,352	$108,731	$113,513
12/2022	$140,787	$107,448	$113,884
01/2023	$145,410	$109,923	$117,492
02/2023	$144,112	$108,170	$114,898
03/2023	$141,917	$110,568	$116,005
04/2023	$142,824	$111,138	$116,621
05/2023	$144,693	$110,700	$115,952
06/2023	$150,012	$110,634	$118,540
07/2023	$154,230	$110,670	$120,805
08/2023	$150,884	$110,531	$118,988
09/2023	$150,043	$108,625	$115,893
10/2023	$150,028	$107,853	$114,324
11/2023	$154,917	$111,562	$120,798
12/2023	$159,226	$115,127	$126,514
01/2024	$160,617	$114,901	$125,222
02/2024	$164,698	$114,113	$126,446
03/2024	$170,874	$115,142	$129,090
04/2024	$170,528	$113,288	$126,410
05/2024	$171,596	$114,290	$128,689
06/2024	$171,989	$115,282	$129,481
07/2024	$173,163	$117,509	$131,900
08/2024	$175,838	$118,796	$134,958
09/2024	$178,586	$120,175	$137,449
10/2024	$181,032	$118,549	$135,088
11/2024	$183,026	$119,957	$136,695
12/2024	$184,448	$119,036	$134,785
01/2025	$188,634	$119,497	$136,722
02/2025	$189,495	$120,936	$138,867
03/2025	$188,191	$120,432	$137,808
04/2025	$187,460	$121,617	$137,502
05/2025	$193,134	$121,215	$139,035
06/2025	$198,636	$122,376	$142,390
07/2025	$201,945	$122,278	$144,196
08/2025	$204,081	$122,948	$146,544
09/2025	$207,435	$123,854	$149,154
10/2025	$213,918	$124,832	$152,327
11/2025	$215,457	$125,094	$152,957
12/2025	$219,783	$124,826	$154,058
01/2026	$225,880	$125,128	$155,107

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	19.75%	8.71%	8.49%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.71%	0.50%	2.27%
JPMorgan EMBI Global Diversified Index	13.45%	2.14%	4.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Jan. 31, 2025
AssetsNet	$ 1,689,197,853
Holdings Count | Holding	365
Advisory Fees Paid, Amount	$ 8,775,118
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,689,197,853
# of Portfolio Holdings	365
Portfolio Turnover Rate	34%
Total Management Fees Paid	$8,775,118

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	73.4
Investment Companies	11.8
Credit-Linked Notes	5.9
Corporate Obligations	4.9
Foreign Corporate Obligations	4.0

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.8
Uganda	3.9
Ivory Coast	3.9
Zambia	4.5
Angola	4.5
Egypt	4.6
Ghana	4.8
Argentina	4.9
Nigeria	5.3
United States	5.5

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.3
Electric	0.4
Holding Companies - Diversified	0.5
Telecommunications	1.0
Oil & Gas	1.6
Investment Companies	2.7
Multi-National	3.0
Diversified Financial Services	4.4
Banks	7.8
Foreign Sovereign Obligations	77.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
Suriname Government International Bonds, 8.500%, Due 11/6/2035	1.8
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.7
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.7
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.5
Congolese International Bonds, 9.875%, Due 11/7/2032	1.3
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.3
Ecuador Government International Bonds, 5.000%, Due 7/31/2040	1.3
Argentina Republic Government International Bonds, 0.750%, Due 7/9/2030	1.3
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.3
Ecuador Government International Bonds, 8.750%, Due 1/29/2034	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Material Fund Change Adviser [Text Block]

The Board of Trustees (“Board”) of the American Beacon Funds (the “Trust”), upon the recommendation of American Beacon Advisors, Inc. (“AmBeacon”), has approved the appointment of Ninety One North America, Inc. (“Ninety One NA”) as an additional sub-advisor to the American Beacon Developing World  Income  Fund  (the  “Fund”)  and  a  new  investment  advisory  agreement  among  AmBeacon,  Ninety One NA and the Trust, on behalf of the Fund. Ninety One NA is appointed as a sub-advisor to the Fund effective November 12, 2025. AmBeacon currently expects to commence the allocation of a portion of the assets of the Fund to Ninety One NA on or about February 2, 2026.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since January 31, 2025.
C000221417
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	A
Trading Symbol	NISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.69% (with sales charges) and 6.69% (without sales charges) for the twelve months ended January 31, 2026, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.85%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• The period benefited from an improving policy and credit backdrop, as the Federal Reserve cut rates three times from September through December, supporting fixed income and credit assets overall, despite a rocky market environment in early April surrounding Liberation Day.

• Corporate Bonds were the largest positive contributors to performance, followed by U.S. Treasuries, Mortgage‑Backed Securities, and Asset‑Backed Securities, reflecting broad strength across fixed income sectors during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	A with Sales Charge	Bloomberg U.S. Aggregate Bond Index
09/2020	$9,625	$10,000
09/2020	$9,636	$9,987
10/2020	$9,589	$9,942
11/2020	$9,707	$10,040
12/2020	$9,768	$10,053
01/2021	$9,723	$9,981
02/2021	$9,590	$9,837
03/2021	$9,508	$9,714
04/2021	$9,591	$9,791
05/2021	$9,636	$9,823
06/2021	$9,723	$9,892
07/2021	$9,823	$10,003
08/2021	$9,819	$9,984
09/2021	$9,735	$9,897
10/2021	$9,730	$9,895
11/2021	$9,764	$9,924
12/2021	$9,741	$9,898
01/2022	$9,560	$9,685
02/2022	$9,449	$9,577
03/2022	$9,189	$9,311
04/2022	$8,851	$8,958
05/2022	$8,841	$9,015
06/2022	$8,681	$8,874
07/2022	$8,890	$9,091
08/2022	$8,689	$8,834
09/2022	$8,349	$8,452
10/2022	$8,220	$8,343
11/2022	$8,474	$8,650
12/2022	$8,477	$8,611
01/2023	$8,744	$8,876
02/2023	$8,563	$8,646
03/2023	$8,731	$8,866
04/2023	$8,796	$8,919
05/2023	$8,709	$8,822
06/2023	$8,682	$8,791
07/2023	$8,687	$8,785
08/2023	$8,652	$8,729
09/2023	$8,440	$8,507
10/2023	$8,311	$8,373
11/2023	$8,660	$8,752
12/2023	$9,012	$9,087
01/2024	$9,009	$9,062
02/2024	$8,911	$8,934
03/2024	$9,003	$9,016
04/2024	$8,789	$8,788
05/2024	$8,925	$8,937
06/2024	$9,040	$9,022
07/2024	$9,210	$9,233
08/2024	$9,372	$9,365
09/2024	$9,475	$9,491
10/2024	$9,278	$9,256
11/2024	$9,374	$9,353
12/2024	$9,231	$9,200
01/2025	$9,284	$9,249
02/2025	$9,467	$9,453
03/2025	$9,463	$9,456
04/2025	$9,495	$9,493
05/2025	$9,440	$9,425
06/2025	$9,604	$9,570
07/2025	$9,592	$9,545
08/2025	$9,694	$9,659
09/2025	$9,792	$9,765
10/2025	$9,850	$9,826
11/2025	$9,914	$9,887
12/2025	$9,883	$9,872
01/2026	$9,905	$9,883

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (9/10/20)
Class A without Sales ChargeFootnote Reference1	6.69%	0.37%	0.53%
Class A with Maximum Sales Charge - 3.75%Footnote Reference1	2.69%	(0.39)%	(0.18)%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	(0.20)%

Performance Inception Date	Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,172,347
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,172,347
# of Portfolio Holdings	427
Portfolio Turnover Rate	80%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	30.5
U.S. Treasury Obligations	24.4
Collateralized Mortgage Obligations	12.3
Asset-Backed Obligations	10.9
U.S. Agency Mortgage-Backed Obligations	8.0
Commercial Mortgage-Backed Obligations	6.7
Municipal Obligations	4.1
Foreign Corporate Obligations	2.8
Foreign Sovereign Obligations	0.3

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Cameroon	0.1
Brazil	0.1
Bermuda	0.1
China	0.2
France	0.2
Mexico	0.3
United Kingdom	0.4
Ireland	0.6
Canada	1.3
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.9
Diversified Financial Services	3.9
Electric	3.9
Municipal	4.1
Banks	4.7
Commercial MBS	6.7
UMBS Collateral	7.2
Asset-Backed Obligations	10.9
Collateralized Mortgage Obligations	12.3
U.S. Treasury Obligations	24.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.2
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.6
U.S. Treasury Notes, 4.500%, Due 11/15/2033	2.2
U.S. Treasury Notes, 4.000%, Due 11/15/2035	2.1
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.3
U.S. Treasury Bonds, 4.750%, Due 2/15/2045	1.1

Material Fund Change [Text Block]
C000221418
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	C
Trading Symbol	NISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.90% (with sales charges) and 5.90% (without sales charges) for the twelve months ended January 31, 2026, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.85%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• The period benefited from an improving policy and credit backdrop, as the Federal Reserve cut rates three times from September through December, supporting fixed income and credit assets overall, despite a rocky market environment in early April surrounding Liberation Day.

• Corporate Bonds were the largest positive contributors to performance, followed by U.S. Treasuries, Mortgage‑Backed Securities, and Asset‑Backed Securities, reflecting broad strength across fixed income sectors during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	C with Sales Charge	Bloomberg U.S. Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,010	$9,987
10/2020	$9,952	$9,942
11/2020	$10,069	$10,040
12/2020	$10,125	$10,053
01/2021	$10,072	$9,981
02/2021	$9,929	$9,837
03/2021	$9,837	$9,714
04/2021	$9,917	$9,791
05/2021	$9,958	$9,823
06/2021	$10,038	$9,892
07/2021	$10,139	$10,003
08/2021	$10,127	$9,984
09/2021	$10,035	$9,897
10/2021	$10,023	$9,895
11/2021	$10,053	$9,924
12/2021	$10,022	$9,898
01/2022	$9,830	$9,685
02/2022	$9,709	$9,577
03/2022	$9,437	$9,311
04/2022	$9,084	$8,958
05/2022	$9,068	$9,015
06/2022	$8,898	$8,874
07/2022	$9,107	$9,091
08/2022	$8,895	$8,834
09/2022	$8,541	$8,452
10/2022	$8,405	$8,343
11/2022	$8,669	$8,650
12/2022	$8,657	$8,611
01/2023	$8,923	$8,876
02/2023	$8,734	$8,646
03/2023	$8,899	$8,866
04/2023	$8,960	$8,919
05/2023	$8,865	$8,822
06/2023	$8,833	$8,791
07/2023	$8,833	$8,785
08/2023	$8,791	$8,729
09/2023	$8,570	$8,507
10/2023	$8,434	$8,373
11/2023	$8,783	$8,752
12/2023	$9,134	$9,087
01/2024	$9,126	$9,062
02/2024	$9,021	$8,934
03/2024	$9,109	$9,016
04/2024	$8,886	$8,788
05/2024	$9,018	$8,937
06/2024	$9,139	$9,022
07/2024	$9,305	$9,233
08/2024	$9,451	$9,365
09/2024	$9,561	$9,491
10/2024	$9,345	$9,256
11/2024	$9,447	$9,353
12/2024	$9,298	$9,200
01/2025	$9,334	$9,249
02/2025	$9,523	$9,453
03/2025	$9,503	$9,456
04/2025	$9,529	$9,493
05/2025	$9,479	$9,425
06/2025	$9,638	$9,570
07/2025	$9,608	$9,545
08/2025	$9,715	$9,659
09/2025	$9,797	$9,765
10/2025	$9,848	$9,826
11/2025	$9,907	$9,887
12/2025	$9,869	$9,872
01/2026	$9,885	$9,883

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (9/10/20)
Class C without Deferred Sales ChargeFootnote Reference1	5.90%	(0.38)%	(0.21)%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.90%	(0.38)%	(0.21)%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	(0.20)%

Performance Inception Date	Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,172,347
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,172,347
# of Portfolio Holdings	427
Portfolio Turnover Rate	80%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	30.5
U.S. Treasury Obligations	24.4
Collateralized Mortgage Obligations	12.3
Asset-Backed Obligations	10.9
U.S. Agency Mortgage-Backed Obligations	8.0
Commercial Mortgage-Backed Obligations	6.7
Municipal Obligations	4.1
Foreign Corporate Obligations	2.8
Foreign Sovereign Obligations	0.3

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Cameroon	0.1
Brazil	0.1
Bermuda	0.1
China	0.2
France	0.2
Mexico	0.3
United Kingdom	0.4
Ireland	0.6
Canada	1.3
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.9
Diversified Financial Services	3.9
Electric	3.9
Municipal	4.1
Banks	4.7
Commercial MBS	6.7
UMBS Collateral	7.2
Asset-Backed Obligations	10.9
Collateralized Mortgage Obligations	12.3
U.S. Treasury Obligations	24.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.2
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.6
U.S. Treasury Notes, 4.500%, Due 11/15/2033	2.2
U.S. Treasury Notes, 4.000%, Due 11/15/2035	2.1
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.3
U.S. Treasury Bonds, 4.750%, Due 2/15/2045	1.1

Material Fund Change [Text Block]
C000221415
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	R6
Trading Symbol	NISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 7.06% for the twelve months ended January 31, 2026, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.85%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• The period benefited from an improving policy and credit backdrop, as the Federal Reserve cut rates three times from September through December, supporting fixed income and credit assets overall, despite a rocky market environment in early April surrounding Liberation Day.

• Corporate Bonds were the largest positive contributors to performance, followed by U.S. Treasuries, Mortgage‑Backed Securities, and Asset‑Backed Securities, reflecting broad strength across fixed income sectors during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
	R6	Bloomberg U.S. Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,014	$9,987
10/2020	$9,968	$9,942
11/2020	$10,094	$10,040
12/2020	$10,160	$10,053
01/2021	$10,116	$9,981
02/2021	$9,980	$9,837
03/2021	$9,898	$9,714
04/2021	$9,987	$9,791
05/2021	$10,037	$9,823
06/2021	$10,127	$9,892
07/2021	$10,238	$10,003
08/2021	$10,236	$9,984
09/2021	$10,152	$9,897
10/2021	$10,160	$9,895
11/2021	$10,189	$9,924
12/2021	$10,167	$9,898
01/2022	$9,981	$9,685
02/2022	$9,868	$9,577
03/2022	$9,600	$9,311
04/2022	$9,249	$8,958
05/2022	$9,241	$9,015
06/2022	$9,077	$8,874
07/2022	$9,309	$9,091
08/2022	$9,090	$8,834
09/2022	$8,737	$8,452
10/2022	$8,605	$8,343
11/2022	$8,884	$8,650
12/2022	$8,879	$8,611
01/2023	$9,161	$8,876
02/2023	$8,974	$8,646
03/2023	$9,153	$8,866
04/2023	$9,223	$8,919
05/2023	$9,135	$8,822
06/2023	$9,120	$8,791
07/2023	$9,129	$8,785
08/2023	$9,094	$8,729
09/2023	$8,863	$8,507
10/2023	$8,731	$8,373
11/2023	$9,111	$8,752
12/2023	$9,472	$9,087
01/2024	$9,472	$9,062
02/2024	$9,371	$8,934
03/2024	$9,471	$9,016
04/2024	$9,248	$8,788
05/2024	$9,394	$8,937
06/2024	$9,530	$9,022
07/2024	$9,700	$9,233
08/2024	$9,873	$9,365
09/2024	$9,996	$9,491
10/2024	$9,780	$9,256
11/2024	$9,896	$9,353
12/2024	$9,748	$9,200
01/2025	$9,795	$9,249
02/2025	$10,002	$9,453
03/2025	$9,990	$9,456
04/2025	$10,026	$9,493
05/2025	$9,982	$9,425
06/2025	$10,158	$9,570
07/2025	$10,137	$9,545
08/2025	$10,248	$9,659
09/2025	$10,355	$9,765
10/2025	$10,419	$9,826
11/2025	$10,490	$9,887
12/2025	$10,461	$9,872
01/2026	$10,487	$9,883

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (9/10/20)
R6 ClassFootnote Reference1	7.06%	0.72%	0.89%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	(0.20)%

Performance Inception Date	Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,172,347
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,172,347
# of Portfolio Holdings	427
Portfolio Turnover Rate	80%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	30.5
U.S. Treasury Obligations	24.4
Collateralized Mortgage Obligations	12.3
Asset-Backed Obligations	10.9
U.S. Agency Mortgage-Backed Obligations	8.0
Commercial Mortgage-Backed Obligations	6.7
Municipal Obligations	4.1
Foreign Corporate Obligations	2.8
Foreign Sovereign Obligations	0.3

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Cameroon	0.1
Brazil	0.1
Bermuda	0.1
China	0.2
France	0.2
Mexico	0.3
United Kingdom	0.4
Ireland	0.6
Canada	1.3
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.9
Diversified Financial Services	3.9
Electric	3.9
Municipal	4.1
Banks	4.7
Commercial MBS	6.7
UMBS Collateral	7.2
Asset-Backed Obligations	10.9
Collateralized Mortgage Obligations	12.3
U.S. Treasury Obligations	24.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.2
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.6
U.S. Treasury Notes, 4.500%, Due 11/15/2033	2.2
U.S. Treasury Notes, 4.000%, Due 11/15/2035	2.1
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.3
U.S. Treasury Bonds, 4.750%, Due 2/15/2045	1.1

Material Fund Change [Text Block]
C000221416
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	Y
Trading Symbol	NISYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.95% for the twelve months ended January 31, 2026, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.85%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• The period benefited from an improving policy and credit backdrop, as the Federal Reserve cut rates three times from September through December, supporting fixed income and credit assets overall, despite a rocky market environment in early April surrounding Liberation Day.

• Corporate Bonds were the largest positive contributors to performance, followed by U.S. Treasuries, Mortgage‑Backed Securities, and Asset‑Backed Securities, reflecting broad strength across fixed income sectors during the period.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
Table Summary
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg U.S. Aggregate Bond Index
09/2020	$100,000	$100,000
09/2020	$100,137	$99,866
10/2020	$99,663	$99,420
11/2020	$100,915	$100,396
12/2020	$101,565	$100,534
01/2021	$101,121	$99,814
02/2021	$99,753	$98,372
03/2021	$98,921	$97,144
04/2021	$99,808	$97,911
05/2021	$100,297	$98,231
06/2021	$101,189	$98,921
07/2021	$102,292	$100,027
08/2021	$102,263	$99,837
09/2021	$101,412	$98,973
10/2021	$101,380	$98,945
11/2021	$101,762	$99,238
12/2021	$101,541	$98,984
01/2022	$99,675	$96,852
02/2022	$98,531	$95,771
03/2022	$95,849	$93,110
04/2022	$92,340	$89,577
05/2022	$92,253	$90,155
06/2022	$90,603	$88,740
07/2022	$92,807	$90,909
08/2022	$90,724	$88,340
09/2022	$87,189	$84,523
10/2022	$85,867	$83,428
11/2022	$88,642	$86,496
12/2022	$88,587	$86,106
01/2023	$91,390	$88,755
02/2023	$89,520	$86,460
03/2023	$91,292	$88,657
04/2023	$91,991	$89,194
05/2023	$91,099	$88,223
06/2023	$90,841	$87,908
07/2023	$91,023	$87,847
08/2023	$90,668	$87,286
09/2023	$88,360	$85,068
10/2023	$87,033	$83,725
11/2023	$90,709	$87,517
12/2023	$94,408	$90,867
01/2024	$94,401	$90,617
02/2024	$93,388	$89,337
03/2024	$94,378	$90,162
04/2024	$92,188	$87,885
05/2024	$93,750	$89,375
06/2024	$94,987	$90,221
07/2024	$96,788	$92,328
08/2024	$98,533	$93,655
09/2024	$99,645	$94,909
10/2024	$97,483	$92,555
11/2024	$98,629	$93,534
12/2024	$97,143	$92,003
01/2025	$97,722	$92,491
02/2025	$99,659	$94,526
03/2025	$99,528	$94,561
04/2025	$99,883	$94,933
05/2025	$99,440	$94,253
06/2025	$101,186	$95,703
07/2025	$101,081	$95,450
08/2025	$102,177	$96,592
09/2025	$103,238	$97,646
10/2025	$103,867	$98,256
11/2025	$104,447	$98,866
12/2025	$104,262	$98,720
01/2026	$104,518	$98,825

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (9/10/20)
Class YFootnote Reference1	6.95%	0.66%	0.82%
Bloomberg U.S. Aggregate Bond Index	6.85%	(0.20)%	(0.20)%

Performance Inception Date	Sep. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,172,347
Holdings Count | Holding	427
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$8,172,347
# of Portfolio Holdings	427
Portfolio Turnover Rate	80%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	30.5
U.S. Treasury Obligations	24.4
Collateralized Mortgage Obligations	12.3
Asset-Backed Obligations	10.9
U.S. Agency Mortgage-Backed Obligations	8.0
Commercial Mortgage-Backed Obligations	6.7
Municipal Obligations	4.1
Foreign Corporate Obligations	2.8
Foreign Sovereign Obligations	0.3

Top Ten Country Exposure - % Investments

Table Summary
Value	Value
Cameroon	0.1
Brazil	0.1
Bermuda	0.1
China	0.2
France	0.2
Mexico	0.3
United Kingdom	0.4
Ireland	0.6
Canada	1.3
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.9
Diversified Financial Services	3.9
Electric	3.9
Municipal	4.1
Banks	4.7
Commercial MBS	6.7
UMBS Collateral	7.2
Asset-Backed Obligations	10.9
Collateralized Mortgage Obligations	12.3
U.S. Treasury Obligations	24.4

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.2
U.S. Treasury Notes, 4.250%, Due 8/15/2035	4.6
U.S. Treasury Notes, 4.500%, Due 11/15/2033	2.2
U.S. Treasury Notes, 4.000%, Due 11/15/2035	2.1
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.3
U.S. Treasury Bonds, 4.750%, Due 2/15/2045	1.1

Material Fund Change [Text Block]